UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601 New York, NY	10170

(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.523.4233

Date of fiscal year end:  12/31/2012

Date of reporting period: 06/30/2012

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended June 30, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

SEMI-ANNUAL REPORT

June 30, 2012

Ticker Symbols:

Investor Class - CEFFX
Institutional Class - CEFIX
Service Class - CEFRX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2012 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets) (*)

Exchange Traded Funds	76.10%

S&P 500 E-Mini Futures Contracts	20.20%

(*)    Excludes temporary cash investments. Percentages in the above table are based on net assets of the Fund at June 30, 2012.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2012	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (01/01/12) and held for the entire period of 01/01/12 through 06/30/12.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/12). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/12 through 06/30/12
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares (-1.72%)	$ 1,000.00	$ 982.80	$ 7.44
Congressional Effect Fund Institutional Shares (-1.61%)	$ 1,000.00	$ 983.90	$ 6.22
Congressional Effect Fund Service Shares (-2.06%)	$ 1,000.00	$ 979.40	$ 11.12

Hypothetical 5% Fund Return	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares	$ 1,000.00	$ 1,017.40	$ 7.57
Congressional Effect Fund Institutional Shares	$ 1,000.00	$ 1,018.60	$ 6.32
Congressional Effect Fund Service Shares	$ 1,000.00	$ 1,013.60	$ 11.31

(1)Expenses are equal to the Fund’s annualized expense ratios of 1.51%, 1.26% and 2.26% for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233. Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

		Shares	Value

EXCHANGE-TRADED FUNDS - (76.10%)
SPDR S&P 500 ETF Trust (Cost - $9,316,030)		75,000	$10,220,250

		Par Value
U.S. GOVERNMENT OBLIGATIONS - (20.85%)
U.S. Treasury Bill, 0.09%, 11/29/2012 (a)		$250,000	249,865
U.S. Treasury Bill, 0.10%, 10/11/2012 (a)		550,000	549,857
U.S. Treasury Bill, 0.10%, 10/18/2012 (a)		1,401,000	1,400,558
U.S. Treasury Bill, 0.12%, 11/08/2012 (a)		100,000	99,958
U.S. Treasury Bill, 0.12%, 11/15/2012 (a)		250,000	249,894
U.S. Treasury Bill, 0.12%, 12/20/2012 (a)		200,000	199,860
U.S. Treasury Bill, 0.13%, 12/27/2012 (a)		50,000	49,962
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $2,800,215)			2,799,954

		Shares
SHORT-TERM INVESTMENTS - (4.82%)
Cash Account Trust Money Market Portfolio, 0.02% (b)		25	25
Fifth Third Institutional Government Money Market Fund, 0.02% (b)		648,064	648,064
TOTAL SHORT-TERM INVESTMENTS - (Cost - $648,089)			648,089

TOTAL INVESTMENTS (Cost - $12,764,334) – 101.77%			13,668,293

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (1.77)%			(238,219)

NET ASSETS - 100.00%			$13,430,074

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Contracts Purchased
S&P 500 E-Mini Futures, Expires 09/12/2012 *	40	$2,712,800	$(5,012)

(a) Effective yield at June 30, 2012.
(b) Rate shown represents the rate at June 30, 2012, is subject to change and resets daily.
* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $12,764,334)	$13,668,293
Due from advisor	9,359
Receivables:
Interest	9
Dividends	51,619
Prepaid expenses	19,647
Total assets	13,748,927

Liabilities:
Payables:
Future variation margin	5,012
Deposits at broker	287,766
Accrued distribution (12b-1) fees	2,435
Due to administrator	9,929
Accrued expenses	13,711
Total liabilities	318,853
Net Assets	$13,430,074

Sources of Net Assets:
Paid-in capital	$14,510,879
Accumulated net realized loss on investments	(1,971,229)
Accumulated net investment loss	(8,522)
Net unrealized appreciation on investments and futures contracts	898,946
Total Net Assets (Unlimited shares of beneficial interest authorized)	$13,430,074

Investor Shares:
Net assets applicable to 764,314 shares outstanding	$6,994,741
Net Asset Value and Offering Price Per Share	$9.15

Minimum Redemption Price Per Share (a)	$9.06

Institutional Shares:
Net assets applicable to 699,038 shares outstanding	$6,426,320
Net Asset Value and Offering Price Per Share	$9.19

Minimum Redemption Price Per Share (a)	$9.10

Service Shares:
Net assets applicable to 998 shares outstanding	$9,013
Net Asset Value and Offering Price Per Share	$9.03

Minimum Redemption Price Per Share (a)	$8.94

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Months Ended
June 30, 2012

Investment income:
Dividends	$88,453
Interest	936
Total investment income	89,389

Expenses:
Management fees	70,118
Distribution (12b-1) fees - Investor Shares	9,333
Distribution (12b-1) fees - Service Shares	46
Accounting and transfer agent fees and expenses	40,719
Registration and filing fees	16,260
Legal fees	12,565
Compliance officer fees	8,976
Miscellaneous	8,638
Audit fees	6,483
Custodian fees	5,087
Trustee fees and expenses	3,815
Insurance	628
Reports to shareholders	499
Pricing fees	218
Total expenses	183,385
Less: fees waived and expenses absorbed	(85,474)
Net expenses	97,911

Net investment loss	(8,522)

Realized and unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on:
Investments	280,936
Futures contracts	(1,236,953)
Net realized loss on investments and futures contracts	(956,017)

Net change in unrealized appreciation (depreciation) on:
Investments	784,308
Futures contracts	(44,637)
Net change in unrealized appreciation on investments and futures contracts	739,671

Net realized and unrealized loss on investments and futures contracts	(216,346)

Net decrease in net assets resulting from operations	$(224,868)

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2012	SEMI-ANNUAL REPORT

		For the
	For the	Year Ended
	Six Months Ended June 30, 2012	December 31, 2011
Increase (decrease) in net assets from:	(Unaudited)
Operations:
Net investment loss	$(8,522)	$(29,419)
Net realized loss on investments and futures contracts	(956,017)	(976,750)
Net unrealized appreciation on investments and futures contracts	739,671	161,642
Net decrease in net assets resulting from operations	(224,868)	(844,527)

Distributions to shareholders from:
Net realized capital gains - Investor Class	-	(207,671)
Net realized capital gains - Institutional Class	-	(178,707)
Net realized capital gains - Service Class	-	(252)
	-	(386,630)
Capital share transactions (Note 2):
Increase (decrease) in net assets from capital share transactions	(562,972)	6,501,793

Increase (decrease) in net assets	(787,840)	5,270,636

Net Assets:
Beginning of year	14,217,914	8,947,278

End of year	$13,430,074	$14,217,914
Accumulated net investment income (loss)	$(8,522)	$-

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2012	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Investor Class
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	June 30, 2012		December 31, 2011	December 31, 2010		December 31, 2009		December 31, 2008 (a)
	(Unaudited)
Net Asset Value, Beginning of Year	$9.31		$10.08	$9.31		$9.74		$10.00

Investment Operations:
Net investment income (loss) (b)	(0.01)		(0.04)	(0.08)		(0.11)		0.05
Net realized and unrealized gain (loss) on investments and futures contracts	(0.15)		(0.48)	1.50		(0.32)		(0.27)
Total from investment operations	(0.16)		(0.52)	1.42		(0.43)		(0.22)

Distributions:
From net investment income	-		-	-		-		(0.04)
From net realized capital gains	-		(0.26)	(0.65)		-		-
Total distributions	-		(0.26)	(0.65)		-		(0.04)

Paid in capital from redemption fees	-	(c)	0.01	-	(c)	-	(c)	-

Net Asset Value, End of Year	$9.15		$9.31	$10.08		$9.31		9.74

Total Return (d)	(1.72)%	(e)	(5.07)%	15.20%		(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$6,995		$7,636	$7,902		$7,530		$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.73%	(f)	2.62%	3.38%		4.67%		14.99%	(f)
After fees waived and expenses absorbed	1.51%	(f)	1.75%	1.75%		1.87%		2.24%	(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.46)%	(f)	(1.19)%	(2.44)%		(3.95)%		(11.95)%	(f)
After fees waived and expenses absorbed	(0.24)%	(f)	(0.32)%	(0.81)%		(1.15)%		0.80%	(f)

Portfolio turnover rate	20%		414%	820%		2,996%		406%

(a)	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2012	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Institutional Class
	For the		For the		For the
	Six Months		Year Ended		Period Ended
	Ended June 30, 2012		December 31, 2011		December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.34		$10.09		$10.36

Investment Operations:
Net investment income (b)	-	(c)	-	(c)	-
Net realized and unrealized gain (loss) on investments and futures contracts	(0.15)		(0.49)		0.38
Total from investment operations	(0.15)		(0.49)		0.38

Distributions:
From net realized capital gains	-		(0.26)		(0.65)
Total distributions	-		(0.26)		(0.65)

Paid in capital from redemption fees	-		-	(d)	-

Net Asset Value, End of Year/Period	$9.19		$9.34		$10.09

Total Return (e)	(1.61)%	(f)	(4.87)%		3.62%	(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$6,426		$6,573		$991

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.48%	(g)	2.37%		3.62%	(g)
After fees waived and expenses absorbed	1.26%	(g)	1.50%		1.50%	(g)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.21)%	(g)	(0.94)%		(2.03)%	(g)
After fees waived and expenses absorbed	0.01%	(g)	(0.07)%		0.09%	(g)

Portfolio turnover rate	20%		414%		820%

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Net investment income resulted in less than $0.01 per share.
(d)	Redemption fees resulted in less than $0.01 per share.
(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Aggregate total return, not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2012	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Service Class
	For the		For the	For the
	Six Months		Year Ended	Period Ended
	Ended June 30, 2012		December 31, 2011	December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.22		$10.07	$10.96

Investment Operations:
Net investment loss (b)	(0.04)		(0.52)	(0.04)
Net realized and unrealized loss on investments and futures contracts	(0.15)		(0.07)	(0.20)
Total from investment operations	(0.19)		(0.59)	(0.24)

Distributions:
From net realized capital gains	-		(0.26)	(0.65)
Total distributions	-		(0.26)	(0.65)

Net Asset Value, End of Year/Period	$9.03		$9.22	$10.07

Total Return (c)	(2.06)%	(d)	(5.87)%	(2.23)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$9		$9	$54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.48%	(e)	3.37%	4.70%	(e)
After fees waived and expenses absorbed	2.26%	(e)	2.50%	2.50%	(e)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.21)%	(e)	(1.94)%	(4.64)%	(e)
After fees waived and expenses absorbed	(0.99)%	(e)	(1.07)%	(2.44)%	(e)

Portfolio turnover rate	20%		414%	820%

(a)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the “Trust”) was organized as a Delaware statutory Trust on December 21, 2007. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Congressional Effect Fund (the “Fund”). The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer three classes of shares. The Fund is diversified. The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Security Valuations - The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company. The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. At June 30, 2012, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:
		Level 2
		(Other Significant
Security Classification(1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Investments:
Exchange-Traded Funds	$10,220,250	$-	$10,220,250
Short-Term Investments	648,089	-	648,089
U.S. Government Obligations	-	2,799,954	2,799,954
Total Investments	$10,868,339	$2,799,954	$13,668,293
Other Financial Instruments:
Futures Contracts(2)	(5,012)	-	(5,012)
Total Other Financial Instruments	$(5,012)	$-	$(5,012)

(1)
As of and during the six month period ended June 30, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six month period ended June 30, 2012, there were no transfers between Level 1 and Level 2 investments.

b)         Share Valuation - The prices (net asset values) of the shares of the Fund are normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)         Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the six month period ended June 30, 2012:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as Hedging Instruments Under	Location in Statement
SFAS 133	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$5,012

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as Hedging Instruments Under	on Derivatives
SFAS 133	Recognized in Income	Value
Futures Contracts	Net realized loss on futures contracts	$(1,236,953)
Futures Contracts	Net change in unrealized depreciation on futures contracts	(44,637)
Total		$(1,281,590)

d)         Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)         Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)         Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)         Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

As of and during the six month period ended June 30, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012) and has concluded that no provision for income tax is required in these financial statements.

h)         Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)          Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)          Other - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)         Redemption fees - Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were redemption fees of $26 paid to the Fund during the six month period ended June 30, 2012.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended June 30, 2012 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	20,116	$191,787	-	$-	-	$-
Reinvested	-	-	-	-	-	-
Redeemed	(76,280)	(708,462)	(4,957)	(46,297)	-	-
Net increase (decrease)	(56,164)	$(516,675)	(4,957)	$(46,297)	-	$-

Transactions in shares of capital stock for the Fund for the year ended December 31, 2011 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	191,065	$1,921,745	589,442	$6,002,060	-	$-
Reinvested	21,893	204,699	16,330	153,179	27	252
Redeemed	(176,688)	(1,736,848)	(9)	(90)	(4,369)	(43,204)
Net increase (decrease)	36,270	$389,596	605,763	$6,155,149	(4,342)	$(42,952)

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$1,972,018	$4,112,605

There were no government securities (excluding short-term investments) purchased or sold during the year.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the “Advisor”) acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the six month period ended June 30, 2012, the Fund incurred $70,118 of advisory fees, before the waiver and reimbursement described below, with $9,359 remaining due from the Advisor at June 30, 2012.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.50% of the Fund's average daily net assets through May 1, 2013. Effective January 9, 2012 the expense cap has been reduced to 1.25% of the Fund’s average daily net assets. For the six month period ended June 30, 2012, the Advisor waived management fees of $70,118 and reimbursed $15,356 of Fund expenses. The Advisor may recapture $126,858, $134,744, $116,860 and $85,474 no later than December 31, 2012, December 31, 2013, December 31, 2014 and December 31, 2015, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix” or “Administrator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $29,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the six month period ended June 30, 2012, Matrix earned $40,719 for such services including out of pocket expenses, with $9,929 remaining payable at June 30, 2012.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the six month period ended June 30, 2012, Matrix earned $8,976 of compliance fees, with $2,980 remaining payable at June 30, 2012.

Matrix Capital Group, Inc. acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix Capital Group, Inc. also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix Capital Group, Inc. received $911 of brokerage commissions during the six month period ended June 30, 2012.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the six month period ended June 30, 2012, the Fund incurred $9,379 of 12b-1 fees.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at June 30, 2012 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$13,052,621	$615,937	$(265)	$615,672

For the six month period ended June 30, 2012, the Fund paid no distributions. For the year ended December 31, 2011, the Fund distributed $18,028 of ordinary income and $368,602 of long-term capital gains.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)	SEMI-ANNUAL REPORT

(5)	TAX MATTERS (Continued)

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of December 31, 2011, the Fund’s most recent fiscal year ends, the components of distributable earnings presented on an income tax basis were as follows:
	Post-October		Total
Capital Loss	Capital Loss &	Net Unrealized	Distributable
Carryforward	Other Tax Deferrals	Depreciation	Earnings
$(524,759)	$(162,541)	$(168,637)	$(855,937)

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income, paid-in capital and accumulated net realized loss on a tax basis which is considered to be more informative to shareholders. As of December 31, 2011, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Paid-in Capital
$ 29,419	$ (29,419)

(6)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

June 30, 2012	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the six month period ended June 30, 2012, no dividends or distributions were paid by the Fund.

Each shareholder should refer to such shareholder’s Form 1099-DIV or other tax information to determine the calendar year amounts to be included on the shareholder’s 2011 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 30, 2012 for the Congressional Effect Fund were as follows:
Congressional Effect Fund Investor Class, gross of fee waivers or expense reimbursements	2.71%
Congressional Effect Fund Investor Class, after waiver and reimbursement*	1.84%
Congressional Effect Fund Institutional Class, gross of fee waivers or expense reimbursements	2.46%
Congressional Effect Fund Institutional Class, after waiver and reimbursement*	1.59%
Congressional Effect Fund Service Class, gross of fee waivers or expense reimbursements	3.46%
Congressional Effect Fund Service Class, after waiver and reimbursement*	2.59%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through May 1, 2013. As a result, the Fund’s ”Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payments, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.25% of average daily net assets of the Fund (As reflected in the table above, the Fund was subject to a 1.50% expense cap prior to January 9, 2012). Total Gross Operating Expenses (Annualized) during the six month period ended June 30, 2012 were 2.73%, 2.48% and 3.48% for the Congressional Effect Fund Investor Class, Institutional Class, and Service Class, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the six month period ended June 30, 2012.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2012	SEMI-ANNUAL REPORT

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$1,350	None	None	$1,350
Samuel H. Solomon	$1,100	None	None	$1,100
Robert J. Cresci	$1,350	None	None	$1,350
Interested Trustees
Eric T. Singer	None	None	None	None

1	Each of the Trustees serves as a Trustee to the one fund of the Trust.
2	Figures are for the six month period ended June 30, 2012.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

Annual Review and Renewal of Investment Advisory Agreement with the Advisor

The Board approval of the continuance of the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Advisor was approved on February 27, 2012.  Legal Counsel directed the Board to the Memorandum, which summarized their fiduciary duties and responsibilities in reviewing and approving the Advisory Agreement.  Legal Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Advisory Agreement.

The Advisor then reviewed with the Board a memorandum from the Advisor addressed to the Trustees that provided information in support of the continuance of the Advisory Agreement (the “Advisor Memorandum”), a copy of which was also included in the Board Materials.  The Advisor discussed the services provided to the Fund, the Advisor’s experience and qualifications, as well as that of its key personnel, the historical performance of the Fund as compared to relevant benchmarks, the Advisor’s losses with respect to the Fund, the financial condition of the Advisor, and other information contained in the Advisor Memorandum.  The Advisor and Legal Counsel then responded to other questions from the Trustees regarding the information provided by the Advisor, each of which was answered to the Trustees’ satisfaction.

In deciding on whether to approve the continuation of the Advisory Agreement, the Trustees then considered numerous factors, including:

(i)
The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Board reviewed the services being provided by the Advisor to the Fund including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution.  The Board also noted that the Trust’s president is an employee of the Advisor, and serves the Trust without additional compensation from the Fund.  After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of the Advisor’s business and the Advisor’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Fund.

(ii)
The investment performance of the Fund and Advisor.  In this regard, the Board compared the performance of the Fund with the performance of benchmark indices and other funds generally categorized as “asset allocation” funds, and discussed the Fund’s performance relative to the strategy as described in the Fund’s prospectus.  The Board also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies.  Following discussion of the investment performance of the Fund, the Advisor’s experience in managing the Fund, the Advisor’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Advisor has been satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund.  In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principal of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund, including certain current and past fee waivers and expense reimbursements by the Advisor on behalf of the Fund.  The Board discussed the Fund’s Expense Limitation Agreement with the Advisor, and considered the Advisor’s past fee waivers under the Expense Limitation Agreement.

The Board compared the expense cap of the Fund to a peer group of other funds comparable to the Fund based on its general categorization as an “asset allocation” fund and markets invested in, among other factors.  The Board determined that, while the Fund’s expense cap is higher than some other mutual funds, the Advisor had recently agreed to lower the expense cap, the expense cap is nonetheless reasonably close to the average expense cap of its peer group, especially when considering the Fund’s size.

The Board also compared the management fee the Advisor charges the Fund with the management fees the Advisor charges or offers to charge to separately managed accounts. In this regard, the Board considered that the Advisor provides more services and has many more obligations to the Fund than separately managed accounts, and that under the Fund’s current fee arrangement and expense cap, the management fee ultimately paid by the Fund is less than what a separately managed account client would pay the Advisor.  The Board also considered potential benefits to the Advisor in managing the Fund, including promotion of the Advisor’s name.

Annual Review and Renewal of Investment Advisory Agreement with the Advisor (continued)

Following further discussion, comparisons and consideration, the Board concluded that the fees paid to the Advisor by the Fund are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered that the Fund’s fee arrangements with the Advisor involve both a management fee and an Expense Limitation Agreement, which the Advisor had recently agreed to amend in order to further reduce the Fund’s expense cap.  The Board noted that, while the management fee would remain the same at all asset levels, the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.

Additionally, the Fund has experienced benefits from the Expense Limitation Agreement and, due to the size of the Fund, the Fund would likely continue to experience benefits from the Expense Limitation Agreement until the Fund grows to a level where the Advisor receives its full fee.  Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangement with the Advisor continues to provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected asset levels for the next year, the Fund’s arrangement with the Advisor is fair and reasonable.

The Portfolio Manager, the Trust’s interested Trustee and the principal of the Advisor, was then excused and the Independent Trustees met in executive session.  Following discussion, the Independent Trustees asked the Portfolio Manager to rejoin the meeting.  After further discussion, and upon motion duly made and seconded, the Trustees, including the Independent Trustees voting separately, unanimously adopted the following resolution:

RESOLVED, that the Investment Advisory Agreement, as presented at this meeting, between the Trust and the Advisor is hereby approved by the Board of Trustees, including a majority of those Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended, to continue for a one year period ending May 23, 2013 upon the terms and for the compensation described therein.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC  27101

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Fund

By Eric T. Singer	/s/ Eric T. Singer
President
Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President, Principal
Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: August 27, 2012